Document and Entity Information	Nov. 15, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	Pivotal Investment Corp III
Amendment Flag	true
Entity Central Index Key	0001835800
Document Type	8-K/A
Document Period End Date	Nov. 15, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-40019
Entity Tax Identification Number	85-3415215
Entity Address, Address Line One	The Chrysler Building
Entity Address, Address Line Two	405 Lexington Avenue
Entity Address, Address Line Three	11th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10174
City Area Code	(212)
Local Phone Number	818-8800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K filed with the Securities and Exchange Commission on November 15, 2021 by Pivotal Investment Corporation III is being filed to respond to a comment received from the Staff of the Securities and Exchange Commission relating to the initial filing of such Current Report.
Units Each Consisting Of One Share Of Class A Common Stock And One Sixth Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A Common Stock and one-sixth of one redeemable warrant
Trading Symbol	PICC.U
Security Exchange Name	NYSE
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	PICC
Security Exchange Name	NYSE
Redeemable Warrants Exercisable For Shares Of Class A Common Stock At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, exercisable for shares of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	PICC WS
Security Exchange Name	NYSE